Consolidated statements of cash flows - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities of continuing operations
Net income/(loss)	SFr 2,100	SFr 553
(Income)/loss from discontinued operations, net of tax	0	(6)
Income/(loss) from continuing operations	2,100	547
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	520	621
Provision for credit losses	81	52
Deferred tax provision/(benefit)	708	562
Share of net income/(loss) from equity method investments	(33)	251
Trading assets and liabilities, net	12,857	(5,986)
(Increase)/decrease in other assets	(8,431)	(10,291)
Increase/(decrease) in other liabilities	(5,216)	(4,124)
Other, net	193	750
Total adjustments	679	(18,165)
Net cash provided by/(used in) operating activities of continuing operations	2,779	(17,618)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	305	(243)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	16,054	(5,756)
Purchase of investment securities	(272)	(459)
Proceeds from sale of investment securities	14	48
Maturities of investment securities	342	92
Investments in subsidiaries and other investments	(335)	(483)
Proceeds from sale of other investments	951	850
(Increase)/decrease in loans	(3,677)	(9,057)
Proceeds from sale of loans	1,018	943
Capital expenditures for premises and equipment and other intangible assets	(474)	(411)
Proceeds from sale of premises and equipment and other intangible assets	11	0
Other, net	195	150
Net cash provided by/(used in) investing activities of continuing operations	14,132	(14,326)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	1,065	16,644
Increase/(decrease) in short-term borrowings	1,110	9,095
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(7,873)	(5,659)
Issuances of long-term debt	47,503	32,023
Repayments of long-term debt	(29,565)	(19,616)
Issuances of common shares	1	297
Sale of treasury shares	7,435	4,033
Repurchase of treasury shares	(8,385)	(4,792)
Dividends paid/capital repayments	(427)	(1,227)
Other, net	384	(1,468)
Net cash provided by/(used in) financing activities of continuing operations	11,248	29,330
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(3,454)	574
Net cash provided by/(used in) discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	(183)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	24,705	(2,223)
Cash and due from banks at beginning of period	79,349	68,692
Cash and due from banks at end of period	104,054	66,469
Cash paid for income taxes and interest
Cash paid for income taxes	683	812
Cash paid for interest	5,601	5,468
Assets and liabilities sold in business divestitures
Assets sold	34	8
Liabilities sold	7	1
Assets acquired and liabilities assumed in business acquisitions
Fair value of assets acquired	2	32
Bank
Operating activities of continuing operations
Net income/(loss)	1,917	305
(Income)/loss from discontinued operations, net of tax		(6)
Income/(loss) from continuing operations		299
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Provision for credit losses	58	23
Net cash provided by/(used in) operating activities of continuing operations	3,074	(17,814)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(91)	(532)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	15,657	(5,762)
Purchase of investment securities	(272)	(459)
Proceeds from sale of investment securities	14	48
Maturities of investment securities	332	10
Investments in subsidiaries and other investments	(308)	(451)
Proceeds from sale of other investments	920	823
(Increase)/decrease in loans	(3,199)	(8,430)
Proceeds from sale of loans	1,018	943
Capital expenditures for premises and equipment and other intangible assets	(468)	(407)
Proceeds from sale of premises and equipment and other intangible assets	11
Other, net	192	149
Net cash provided by/(used in) investing activities of continuing operations	13,806	(14,068)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	1,027	16,679
Increase/(decrease) in short-term borrowings	1,110	9,095
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(7,873)	(5,659)
Issuances of long-term debt	46,955	32,030
Repayments of long-term debt	(29,320)	(21,684)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(10)	(59)
Other, net	(1,008)	(1,110)
Net cash provided by/(used in) financing activities of continuing operations	10,881	29,292
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(3,403)	575
Net cash provided by/(used in) discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations		(183)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	24,358	(2,198)
Cash and due from banks at beginning of period	78,000	68,081
Cash and due from banks at end of period	SFr 102,358	SFr 65,883